Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, cost	$ 1,093	$ 993
Intangible assets, net	$ 481	484
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life in years	8 years
Intangible Assets, cost	$ 348	333
Intangible Assets, accumulated depreciation	$ (150)	(120)
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life in years	1 year
Intangible Assets, cost	$ 463	396
Intangible Assets, accumulated depreciation	$ (361)	(310)
Patent And License [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life in years	10 years
Intangible Assets, cost	$ 282	264
Intangible Assets, accumulated depreciation	$ (101)	$ (79)